FAIR VALUE GAINS (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Investments held in trust account	$ 43,355,649	$ 41,440,980